Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information
Segment Information

(9)Segment Information

GCI Liberty’s chief operating decision maker (“CODM”), the CEO, assesses performance and allocates resources based on the Company’s consolidated statements of operations, as the converged network requires the CODM to manage and evaluate the results of the business in a consolidated manner to drive efficiencies and develop uniform strategies. Accordingly, key components and processes of the Company’s operations are managed centrally, including capital and new technology development and deployment, customer service, marketing and advertising, legal and government affairs. Segment asset information is not used by the CODM to allocate resources. Under this organizational and reporting structure, the Company has one reportable segment.

As a single reportable segment entity, the Company’s segment performance measure is net earnings (loss). See note 3 for a description of the Company’s disaggregated revenue by customer type and significant service offerings. Significant segment expenses that are not separately presented on the condensed consolidated statements of operations but are reviewed by the CODM are presented below:

Operating expenses

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024

	amounts in millions
Consumer direct costs	$32	38	103	111
Business direct costs	31	32	83	95
Technology expense	68	66	198	193
Total operating expenses	$131	136	384	399

Business direct costs consists of network distribution costs, largely to healthcare and education customers, as well as internal and external labor costs for managing relationships with business customers. Consumer direct costs consists of wireless handset inventory costs, video programming, wireless distribution costs, marketing and advertising expenses to consumer customers, bad debt expense, credit card and other transactional fees, and internal and external labor costs for managing relationships with consumer customers. Technology expense consists of field and technology operations costs incurred to manage the Company’s network, including internal and external labor costs, software related costs, lease expenses, maintenance costs, as well as utility costs.

(12)Segment Information

GCI Liberty’s chief operating decision maker (“CODM”), the Chief Executive Officer, assesses performance and allocates resources based on the Company’s combined statements of operations, as the converged network requires the CODM to manage and evaluate the results of the business in a consolidated manner to drive efficiencies and develop uniform strategies. Accordingly, key components and processes of the Company’s operations are managed centrally, including capital and new technology development and deployment, customer service, marketing and advertising, legal and government affairs. Segment asset information is not used by the CODM to allocate resources. Under this organizational and reporting structure, the Company has one reportable segment.

As a single reportable segment entity, the Company’s segment performance measure is net earnings (loss). See Note 2 for a description of the Company’s disaggregated revenue by customer type and significant service offerings. Significant segment expenses that are not separately presented on the combined statements of operations but are reviewed by the CODM are presented below:

Operating expenses

	Year ended December 31,
	2024	2023

	amounts in millions
Business direct costs	$127	120
Consumer direct costs	152	152
Technology expense	260	252
Total operating expenses	$539	524

Business direct costs consists of network distribution costs, largely to healthcare and education customers, as well as internal and outside labor costs for managing relationships with business customers. Consumer direct costs consists of wireless handset inventory costs, video programming, wireless distribution costs, marketing and advertising expenses to consumer customers, bad debt expense, credit card and other transactional fees, and internal and external labor costs for managing relationships with consumer customers. Technology expense consists of field and technology operations costs incurred to manage the Company’s network, including internal and external labor costs, software related costs, lease expenses, maintenance costs, as well as utility costs.